AAM/Bahl & Gaynor Income Growth Fund and
AAM/Cutwater Select Income Fund (each a “Fund” and together the “Funds”)
Each a series of Investment Managers Series Trust

Supplement dated June 30, 2014, to the
Summary Prospectus dated April 1, 2014, and the Prospectus and Statement of Additional Information dated November 1, 2013, as amended

Advisor Address

The information below replaces any other information regarding the address of Advisors Asset Management, Inc., the investment advisor to the Funds.

18925 Base Camp Road, Suite 203
Monument, Colorado 80132

Please file this Supplement with your records.